Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (7,960,429)	$ (11,339,849)		$ (18,312,806)		$ (10,542,247)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	386,847	1,366,912		1,626,614		1,649,187
Gain on lease modification						(57,086)
Amortization of debt issuance expense						312,857
Share based compensation	90,569	353,795		444,503		570,513
Loss on disposition of assets	3,642,799	3,932,116		98,116		149,464
Bad debt expense	61,599			8,333,687
Changes in operating assets and liabilities:
Accounts receivable	1,083,371	(1,946,217)		(1,671,906)		304,350
Other assets				180,178		(158,834)
Other assets	(2,772)	173,724
Security deposits	149,937	55,330		56,620		36,357
Right of use/lease liability	(232,014)	(103,080)		(149,631)		(162,797)
Accounts payable and accrued expenses	(60,611)	(944,594)		(820,592)		281,428
Patient deposits	(116,452)	231,110		(79,251)		25,846
NET CASH USED IN OPERATING ACTIVITIES	(2,957,156)	(8,220,753)		(10,294,468)		(7,590,962)
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sale of Louisiana Orthopedic operations	1,050,000	(285,940)
Proceeds from sale of Ricardo Knight, PC operations	80,000
Payments made for loans to Theralink Technologies, Inc.	(3,000,000)
Purchase of property and equipment				(331,382)		(694,376)
Brand development						(69,070)
Acquisitions						(1,718,500)
Proceeds from sale of property and equipment		70,000		71,400		24,450
NET CASH USED IN INVESTING ACTIVITIES	(1,870,000)	(215,940)		(259,982)		(2,457,496)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issuance of common stock	64,032	4,402,732		4,472,219		19,005,323
Proceeds from issuance of preferred stock	4,300,000
Repayment of notes payable - related parties	(60,599)	(237,418)		(254,488)		(4,436,375)
Payments on finance lease obligation	(14,842)	(14,210)		(19,050)		(25,462)
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,288,591	4,151,104		4,198,681		14,543,486
NET INCREASE IN CASH	(538,565)	(4,285,589)		(6,355,769)		4,495,058
CASH, beginning of year	763,211	7,118,980	$ 2,833,391	7,118,980		2,623,952
CASH, end of year	224,646	2,833,391	224,646	763,211	$ 2,833,391	7,118,980
Cash paid during the period for:
Interest	96,656	11,840		14,191		239,011
Non-cash investing and financing activities:
Dividends declared on Series A-1 preferred shares	55,000
Business acquisition via stock issuance						$ 1,200,000
Theralink Technologies Inc [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss			(30,907,505)		(12,741,962)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			162,320		144,411
Depreciation on property and equipment and finance ROU assets			208,287		190,780
Non-cash lease cost			24,964		28,451
Accretion of stock option expense			1,250,689		6,015,622
Amortization of debt discount			15,284,413		738,521
Bad debt expense			19,923		39,426
Loss on debt extinguishment			5,434,447
Unrealized loss on marketable securities			2,900		7,300
Non-cash settlement expense			200,000
Derivative income, net			(615,796)
Gain on modification of operating lease					(8,229)
Impairment loss on property and equipment			238,671
Changes in operating assets and liabilities:
Accounts receivable			(11,708)		(35,957)
Prepaid expenses and other current assets			(19,337)		(8,559)
Laboratory supplies					71,062
Accounts payable			482,001		(191,125)
Accrued liabilities and other liabilities			2,644,856		483,575
Contract liabilities			(11,660)		21,400
NET CASH USED IN OPERATING ACTIVITIES			(5,774,855)		(5,389,695)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(163,380)		(131,611)
NET CASH USED IN INVESTING ACTIVITIES			(163,380)		(131,611)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of notes payable - related parties			(249,000)
Proceeds from convertible debt - related parties, net			2,988,062		3,150,000
Proceeds from convertible debt, net			2,950,011		2,475,000
Proceeds of notes payable - related parties			1,027,181		400,000
Repayment of convertible notes payable - related parties			(120,000)
Repayment of convertible notes payable					(150,000)
Payments for preferred stock dividends					(199,385)
Repayment of financed lease			(53,995)		(47,730)
Deferred offering costs					(27,270)
NET CASH PROVIDED BY FINANCING ACTIVITIES			6,542,259		5,600,615
NET INCREASE IN CASH			604,024		79,309
CASH, beginning of year			393,460		314,151
CASH, end of year	$ 997,484	$ 393,460	997,484		393,460
Cash paid during the period for:
Interest			8,066		117,301
Income taxes
Non-cash investing and financing activities:
Series E preferred stock dividend			26,301		160,000
Series F preferred stock dividend			13,151		80,000
Initial amount of operating ROU asset and related liability					1,212,708
Relative fair value of warrant issued in connection with convertible notes - related party recorded as debt discount					1,266,471
Relative fair value of warrant issued in connection with convertible notes recorded as debt discount					2,330,458
Relative fair value of additional warrants issued in connection with modification of convertible notes - related party recorded as debt discount					34,620
Relative fair value of additional warrants issued in connection with modification of convertible notes recorded as debt discount					44,858
Initial fair value of derivative liabilities recorded as debt discount - related parties			8,978,284
Initial fair value of derivative liabilities recorded as debt discount			8,063,816
Exchange of preferred stock and accrued dividends for convertible debt - related parties			3,099,945
Exchange of preferred stock for convertible debt			1,618,238
Exchange of accrued interest payable for convertible debt - related parties			129,079
Exchange of accrued interest payable for convertible debt			$ 173,375